UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6177

        Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            02/28

Date of reporting period:         11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
	November 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.3% (3.2% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
$ 675	4.250%, 6/01/21	6/15 at 100.00	BBB	$601,155
3,500	5.250%, 6/01/45	6/15 at 100.00	BBB	2,008,755
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,260,960
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
6,740	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	2,674,297
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	2,159,010
	Bonds, Series 2005A-1, 5.375%, 6/01/38

16,415	Total Consumer Staples			8,704,177

	Education and Civic Organizations – 16.4% (9.9% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	1,923,780
	5.000%, 12/01/36
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	1,876,760
	5.000%, 10/01/27 – MBIA Insured
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	137,892
	2005A, 5.000%, 10/01/35
930	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2	930,456
	2000, 5.750%, 11/01/30 – MBIA Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
120	5.000%, 11/01/21	11/15 at 100.00	A2	113,720
160	5.000%, 11/01/25	11/15 at 100.00	A2	143,917
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	4/09 at 101.00	A1	5,865,240
	Projects, Series 1997C, 5.400%, 10/01/22
2,798	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,093,687
	Trust 1065, 8.923%, 3/01/33 (IF)
2,500	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	A	2,151,700
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
4,270	5.125%, 5/15/16 – AMBAC Insured (UB)	5/13 at 100.00	AA	4,500,794
3,000	5.125%, 5/15/17 – AMBAC Insured (UB)	5/13 at 100.00	AA	3,180,840
1,060	5.000%, 5/15/24 – AMBAC Insured (UB)	5/13 at 100.00	AA	1,038,747
3,000	5.000%, 5/15/33 – AMBAC Insured (UB)	5/13 at 100.00	AA	2,717,400

29,008	Total Education and Civic Organizations			26,674,933

	Health Care – 9.6% (5.8% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/14 at 100.00	A	2,669,220
	Series 2004G, 5.250%, 7/01/23
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
390	5.000%, 4/01/37	4/16 at 100.00	A+	302,445
2,355	5.250%, 3/01/45	3/16 at 100.00	A+	1,856,376
2,945	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	AA–	1,586,008
	Trust 3146, 11.686%, 11/15/46 (IF)
1,750	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,175,510
	of Central California, Series 2007, 5.250%, 2/01/46
948	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	547,447
	System, Trust 2554, 14.196%, 7/01/47 – FSA Insured (IF)
5,515	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	4,174,579
	Series 2006, 5.000%, 3/01/41
1,840	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,545,048
	Series 2001C, 5.250%, 8/01/31
1,785	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/08 at 100.00	BBB	1,774,183
	2008A, 8.250%, 12/01/38

20,528	Total Health Care			15,630,816

	Housing/Single Family – 1.6% (1.0% of Total Investments)
455	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	426,148
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,310	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%, 2/01/42	2/16 at 100.00	Aa2	2,138,760
	(Alternative Minimum Tax)

2,765	Total Housing/Single Family			2,564,908

	Industrials – 0.6% (0.3% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	908,675
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 3.5% (2.1% of Total Investments)
4,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	3,444,130
	Project, Series 2007, 5.375%, 12/01/37
2,400	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	2,209,848
	Group, Series 1999, 5.375%, 4/01/17

7,150	Total Long-Term Care			5,653,978

	Tax Obligation/General – 12.0% (7.3% of Total Investments)
2,250	Fontana Unified School District, San Bernardino County, California, General Obligation	5/09 at 102.00	AA	2,326,928
	Refunding Bonds, Series 1997D, 5.800%, 5/01/17 – FGIC Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/21	9/11 at 100.00	AA	10,136,456
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AA	2,990,488
	MBIA Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	20,411
	5.250%, 8/01/21 – MBIA Insured
345	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	327,312
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	3,792,110
	Series 2003E, 5.250%, 7/01/24 – FSA Insured

19,425	Total Tax Obligation/General			19,593,705

	Tax Obligation/Limited – 43.3% (26.2% of Total Investments)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,029,610
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	A	2,841,360
	Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured
2,350	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,498,074
425	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA	341,288
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/11 at 101.00	A	1,453,460
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
840	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	A	173,334
	Revenue Bonds, Series 2005A, Trust Series 1500, 1.053%, 6/01/45 – AMBAC Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A, Trust 2215-1:
1,175	0.950%, 6/01/38 – FGIC Insured (IF)	6/15 at 100.00	A	27,307
825	0.950%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A	—
7,935	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	5,835,558
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
1,770	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,486,782
	Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured
3,840	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	A–	2,870,246
	5.000%, 9/01/35 – SYNCORA GTY Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	144,994
470	5.125%, 9/01/36	9/16 at 100.00	N/R	300,612
770	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	606,760
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	AA	8,307,000
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,130	Manteca Unified School District, San Joaquin County, California, Special Tax Bonds, Community	9/11 at 101.00	AA	4,095,638
	Facilities District 89-2, Series 2001C, 5.000%, 9/01/23 – MBIA Insured
3,890	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A	3,860,903
	Series 2001, 5.000%, 8/01/21 – AMBAC Insured
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA	4,240,188
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,685	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/09 at 100.00	N/R	1,554,985
	Project, Series 1997, 6.375%, 9/01/17
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,116,960
	Ranch, Series 2004A, 5.625%, 8/15/34
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/13 at 100.00	AA	885,810
	Area 1, Series 2003, 5.000%, 8/01/23 – MBIA Insured
370	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	285,218
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
2,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	AA	1,555,440
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
460	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	A	399,423
	8/01/25 – AMBAC Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	4,168,920
	5.400%, 11/01/20 – AMBAC Insured
2,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA+	2,035,840
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	3,547,373
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
6,000	San Ramon Public Financing Authority, California, Tax Allocation Bonds, Series 2006A,	2/16 at 100.00	A	4,684,260
	5.000%, 2/01/38 – AMBAC Insured (UB)
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	AA	2,518,228
	Series 2003, 5.000%, 6/01/23 – MBIA Insured
5,250	Santa Cruz County Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	9/10 at 102.00	A	4,696,388
	Live Oak and Soquel Community Improvement Projects, Series 2000, 5.250%, 9/01/25 –
	AMBAC Insured
1,265	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AA	961,198
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured

81,725	Total Tax Obligation/Limited			70,523,157

	Transportation – 30.5% (18.5% of Total Investments)
13,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	10/09 at 101.00	AA	11,912,160
	1999A, 5.000%, 10/01/29 – MBIA Insured
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,926,891
	2006, 5.000%, 4/01/31 (UB)
1,325	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,040,295
	2008, Trust 3211, 11.894%, 4/01/39 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,366,985
	Bonds, Series 1999, 0.000%, 1/15/29
9,980	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.500%, 5/15/25 (Alternative	5/10 at 101.00	AA	9,121,121
	Minimum Tax)
9,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AA	7,518,960
	(Alternative Minimum Tax)
15,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	12,808,497
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)

56,885	Total Transportation			49,694,909

	U.S. Guaranteed – 25.9% (15.7% of Total Investments) (4)
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,658,680
	5/01/18 (Pre-refunded 5/01/12)
30	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	Aa2 (4)	33,216
	Series 2001W, 5.500%, 12/01/16 (Pre-refunded 12/01/11)
2,070	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2 (4)	2,232,640
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
2,110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	2/09 at 101.00	AAA	2,136,459
	Series 1998B, 5.250%, 10/01/12 (ETM)
3,145	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	3,568,946
5,300	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27	3/10 at 101.00	AAA	5,616,675
	(Pre-refunded 3/01/10) – MBIA Insured
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	2,356,340
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
1,335	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds,	1/09 at 100.00	BBB (4)	1,342,463
	Central Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second
	Senior Lien Sales Tax Revenue Bonds, Series 2000A:
8,005	5.250%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AA (4)	8,551,501
1,500	5.250%, 7/01/30 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AA (4)	1,602,405
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,609,219
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – FSA Insured (5)
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,355,960
	7/01/36 (Pre-refunded 7/01/12)
1,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	1,110,870
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)

38,780	Total U.S. Guaranteed			42,175,374

	Utilities – 3.3% (2.0% of Total Investments)
2,250	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,520,033
	2007A, 5.500%, 11/15/37
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	600,725
	9/01/31 – SYNCORA GTY Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%,	1/13 at 100.00	AA	3,350,887
	1/01/16 – MBIA Insured

6,200	Total Utilities			5,471,645

	Water and Sewer – 8.2% (5.0% of Total Investments)
3,300	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	3,506,085
	Series 2001W, 5.500%, 12/01/16
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA	439,468
	5.000%, 4/01/36 – MBIA Insured
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AA	1,561,395
	5.250%, 7/01/19 – MBIA Insured
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%,	6/13 at 100.00	AA	3,102,646
	6/01/17 – FGIC Insured
1,310	San Elijo Joint Powers Authority, San Diego County, California, Revenue Refunding Bonds, San	3/12 at 101.00	AAA	1,355,405
	Elijo Wastewater Facilities, Series 2003, 5.000%, 3/01/17 – FSA Insured
3,430	Westlands Water District, California, Revenue Certificates of Participation, Series 2002,	9/12 at 101.00	AA	3,431,132
	5.250%, 9/01/22 – MBIA Insured

13,075	Total Water and Sewer			13,396,131

$ 293,206	Total Long-Term Investments (cost $290,802,643) – 160.2%			260,992,408

	Short-Term Investments – 4.9% (3.0% of Total Investments)
$ 4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed		A-1+	4,000,000
	Revenue Bonds, Variable Rate Demand Obligations, Series 2005A, Trust 2448, 5.640%, 6/01/45 –
	FGIC Insured (6)
3,995	San Ramon Public Financing Authority, California, Tax Allocation Bonds, Variable Rate Demand		Baa1	3,995,000
	Obligations, Series 2006A, Floaters 658, 1.880%, 2/01/38 – AMBAC Insured (6)

$ 7,995	Total Short-Term Investments (cost $7,995,000)			7,995,000

	Total Investments (cost $298,797,643) – 165.1%			268,987,408

	Floating Rate Obligations – (8.3)%			(13,530,000)

	Other Assets Less Liabilities – 1.5%			2,413,537

	Preferred Shares, at Liquidation Value – (58.3)% (7)			(94,925,000)

	Net Assets Applicable to Common Shares – 100%			$162,945,945

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Subsequent to November 30, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of investment has been pledged as collateral for Recourse Trusts.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(7)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of November 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$268,987,408	$ —	$268,987,408

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS

No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2008, the cost of investments was $285,133,365.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 5,149,996
Depreciation	(34,825,460)

Net unrealized appreciation (depreciation) of investments	$(29,675,464)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         January 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        January 29, 2009